OTHER LONG TERM ASSETS (Narrative) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of vessels for which costs have been capitalized | vessel	1
Number of container vessels accounted for as right of use assets | vessel	7
Other long term previously included in receivables					$ 1,900,000
Financing receivable, credit loss, expense			$ 1,900,000
Financing receivable, after allowance for credit loss			$ 0
Financing receivable, allowance for credit loss	$ 0
Cost
Property, Plant and Equipment [Line Items]
Capital improvements	$ 500,000
Construction in Progress
Property, Plant and Equipment [Line Items]
Number of vessels being upgraded | vessel	2			3
Evergreen Marine | Container vessels
Property, Plant and Equipment [Line Items]
Number of container vessels accounted for as right of use assets | vessel						4
Charters value on aquisition						$ 18,000,000
Amortization	$ 1,400,000	$ 1,400,000